Subsequent events, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
[AtmTransactionsMember]
Subsequent Event [Line Items]
Issuance of common stock, net of issuance costs, shares	279,230
Subsequent Event, Amount	$ 1,348
[SupplementalLoanAgreementMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jul. 22, 2013
Loan Margin Percentage	3.10%
[DividendDeclaredMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jul. 29, 2013
Dividend per share	$ 0.15
Dividend Payment Date	Sep. 03, 2013
Record date of shareholders	Aug. 14, 2013